Long-Term Investments (Details)				1 Months Ended					12 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 CNY (¥) shares	Mar. 24, 2023 USD ($)	May 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 CNY (¥)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 23, 2022	Mar. 24, 2022
Long-Term Investments [Line Items]
Gain (loss) from equity method investments											$ 580,816
Business Combination [Member]
Long-Term Investments [Line Items]
Percentage of equity interest agreed to transfer												96.79%	17.62%
Consideration					$ 830,324
BaiJiaYun [Member]
Long-Term Investments [Line Items]
Gain (loss) from equity method investments			$ 203,473
Beijing Deran [Member]
Long-Term Investments [Line Items]
Acquire equity interest				33.38%
Investment amount				$ 378,279
Outstanding investment payable											387,975
Gain (loss) from equity method investments										$ 8,166	4,320
Beijing Deran [Member] | Business Combination [Member]
Long-Term Investments [Line Items]
Acquisition date remeasured fair value			996,954
Beijing Deran [Member] | Secured Debt [Member]
Long-Term Investments [Line Items]
Investment amount				$ 756,558
Hongxin Wanda [Member]
Long-Term Investments [Line Items]
Acquire equity interest					15.00%	15.00%	15.00%	15.00%
Investment amount					$ 12,779,998	¥ 82,500,000	$ 12,779,998	¥ 82,500,000
Gain (loss) from equity method investments											$ 368,178
Equity interest transferred percentage	15.00%	15.00%
Consideration cash	$ 12,128,860	¥ 87,950,000
Fund shares (in Shares) | shares	175,900,000	175,900,000
Shanghai Jiani Jiarui Enterprise [Member]
Long-Term Investments [Line Items]
Equity interest transferred percentage	15.00%	15.00%
Variable Interest Entity [Member] | Beijing Deran Baijia Yun [ Member]
Long-Term Investments [Line Items]
Consideration			$ 830,324
Variable Interest Entity [Member] | Beijing Deran Technology Co Ltd [Member]
Long-Term Investments [Line Items]
Equity interest in subsidiary percentage			51.00%
Variable Interest Entity [Member] | Beijing Deran [Member] | Business Combination [Member]
Long-Term Investments [Line Items]
Percentage of equity interest agreed to transfer			17.62%